Warrants (Tables)	6 Months Ended
Sep. 30, 2021
Warrants [Abstract]
Schedule of movement in number of warrants

	Six months ended September 30
Number of warrants	2021	2020 Restated	2019
Opening balance as of April 1	30,735,950	—	—
Issuance of warrants	—	30,849,974	—
Exercises of warrants	—	—	—
Closing balance as of September 30	30,735,950	30,849,974	—

	Three months ended September 30
Number of warrants	2021	2020 Restated	2019
Opening balance as of July 1	30,735,950	—	—
Issuance of warrants	—	30,849,974	—
Exercises of warrants	—	—	—
Closing balance as of September 30	30,735,950	30,849,974	—

Schedule of movement in warrant liabilities

(EUR thousand)	Six months ended September 30
Warrant liabilities	2021	2020 Restated	2019
Opening balance as of April 1	30,979	—	—
Issuance of warrants	—	20,196	—
Exercises of warrants	—	—	—
Change in fair value of warrants	(13,735)	(1,921)
Closing balance as of September 30	17,244	18,275	—

(EUR thousand)	Three months ended September 30
Warrant liabilities	2021	2020 Restated	2019
Opening balance as of July 1	41,728	—	—
Issuance of warrants	—	20,196	—
Exercises of warrants	—	—	—
Change in fair value of warrants	(24,484)	(1,921)
Closing balance as of September 30	17,244	18,275	—